Inventory - Write-offs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory
Inventory, LIFO Reserve, Period Charge	$ 1,030,236	$ 700,379	$ 13,908